ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade accounts payable and accrued liabilities	$ 68.5	2,081.0	1,462.0
Salary and other compensation expenses payable/accrued to employees	14.3	432.0	248.0
Total accounts payable and accrued liabilities	$ 82.8	2,513.0	1,710.0